Segment reporting	12 Months Ended
Sep. 30, 2018
Segment reporting
Segment reporting

Note 2. Segment reporting

Accounting policy

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflects the management of the business, rather than the legal structure of the Group.

Internally, Westpac uses ‘cash earnings’ in assessing the financial performance of its divisions. Management believes this allows the Group to:

▪	more effectively assess current year performance against prior years;
▪	compare performance across business divisions; and
▪	compare performance across peer companies.

Cash earnings is viewed as a measure of the level of profit that is generated by ongoing operations and is therefore considered in assessing distributions, including dividends. Cash earnings is neither a measure of cash flow nor net profit determined on a cash accounting basis, as it includes both cash and non-cash adjustments to statutory net profit.

To determine cash earnings, three categories of adjustments are made to statutory results:

▪	material items that key decision makers at the Westpac Group believe do not reflect ongoing operations;
▪	items that are not considered when dividends are recommended, such as the amortisation of intangibles, impact of Treasury shares and economic hedging; and
▪	accounting reclassifications between individual line items that do not impact statutory results.
Internal charges and transfer pricing adjustments have been reflected in the performance of each operating segment. Inter-segment pricing is determined on an arm’s length basis.

Reportable operating segments

The operating segments are defined by the customers they service and the services they provide:

▪	Consumer Bank (CB):

-	responsible for sales and service of banking and financial products and services;

-	customer base is consumer in Australia; and

-	operates under the Westpac, St.George, BankSA, Bank of Melbourne and RAMS brands.

▪	Business Bank (BB):

-	responsible for sales and service of banking and financial products and services;

-	customer base is SME and commercial business customers in Australia for facilities up to approximately $150 million; and

-	operates under the Westpac, St.George, BankSA and Bank of Melbourne brands.

▪	BT Financial Group (Australia) (BTFG):

-	Westpac’s Australian wealth management and insurance division;

-	services include the manufacturing and distribution of investment, superannuation and retirement products, wealth administration platforms, private wealth, margin lending and equities broking;

-	BTFG’s insurance business covers the manufacturing and distribution of life, general and lenders mortgage insurance;

-	in addition to the BT brand, BTFG operates a range of financial services brands along with the banking brands of Westpac, St.George, Bank of Melbourne and BankSA for Private Wealth and Insurance.

▪	Westpac Institutional Bank (WIB):

-	Westpac’s institutional financial services division delivering a broad range of financial products and services;

-	services include transactional banking, financial and debt capital markets, specialised capital, and alternative investment solutions;

-	customer base includes commercial, corporate, institutional and government customers;

-	customers are supported throughout Australia, as well as via branches and subsidiaries located in New Zealand, US, UK and Asia; and

-	also responsible for Westpac Pacific, providing a range of banking services in Fiji and Papua New Guinea.

▪	Westpac New Zealand:

-	responsible for sales and service of banking, wealth and insurance products to customers in New Zealand;

-	customer base includes consumers, business and institutional customers; and

-	operates under the Westpac brand for banking products, the Westpac Life brand for life insurance products and the BT brand for wealth products.

▪	Group Businesses include:

-

Treasury, which is responsible for the management of the Group’s balance sheet including wholesale funding, capital and management of liquidity. Treasury also manages the interest rate risk and foreign exchange risks inherent in the balance sheet, including managing the mismatch between Group assets and liabilities. Treasury’s earnings are primarily sourced from managing the Group’s balance sheet and interest rate risk, (excluding Westpac New Zealand) within set risk limits;

-

Group Technology1, which comprises functions for the Australian businesses, is responsible for technology strategy and architecture, infrastructure and operations, applications development and business integration;

-

Core Support2, which comprises functions performed centrally, including Australian banking operations, property services, strategy, finance, risk, compliance, legal, human resources, and customer and corporate relations; and

-

Group Businesses also includes earnings on capital not allocated to divisions, for certain intra-group transactions that facilitate presentation of performance of the Group’s operating segments, earnings from non-core asset sales, earnings and costs associated with the Group’s fintech investments, and certain other head office items such as centrally held provisions.

Revisions to segment allocations

In 2018, Westpac implemented a number of changes to the presentation of its divisional financial information. These changes have no impact on the Group’s overall results or balance sheet but impact divisional results and balance sheets. Comparative divisional financial information has been restated for these changes.

The changes include updates to the methodologies to allocate certain costs, revenues and capital to the divisions. These changes can be summarised as:

1.	Allocating additional capital from Group Businesses to operating divisions, following greater clarity from APRA on updates to its capital framework;

2.	Updating the Group’s cost of funds transfer pricing methodology, including the allocation of revenue from balance sheet management activities;

3.	Realigning divisional earnings and balance sheet disclosures for recent customer transfers; and

4.	Refining expense allocations to improve the allocation of support costs to divisions.

1 Costs are fully allocated to other divisions in the Group. 2 Costs are partially allocated to other divisions in the Group, with costs attributed to enterprise activity retained in Group Businesses.

The following tables present the segment results on a cash earnings basis for the Group:1

2018			BT
			Financial	Westpac	Westpac			Net cash
	Consumer	Business	Group	Institutional	New	Group		earnings	Income
$m	Bank	Bank	(Australia)	Bank	Zealand	Businesses	Total	adjustment	Statement
Net interest income	7,748	4,065	578	1,416	1,720	812	16,339	166	16,505
Non-interest income	746	1,189	1,648	1,556	438	35	5,612	16	5,628

Net operating income before operating expenses and impairment charges	8,494	5,254	2,226	2,972	2,158	847	21,951	182	22,133
Operating expenses	(3,542)	(1,876)	(1,291)	(1,446)	(860)	(571)	(9,586)	(106)	(9,692)
Impairment (charges)/benefits	(451)	(291)	(6)	38	(2)	2	(710)	-	(710)

Profit before income tax	4,501	3,087	929	1,564	1,296	278	11,655	76	11,731
Income tax expense	(1,361)	(928)	(284)	(473)	(362)	(178)	(3,586)	(46)	(3,632)
Net profit attributable to non-controlling interests	-	-	-	(5)	-	1	(4)	-	(4)

Cash earnings for the year	3,140	2,159	645	1,086	934	101	8,065	30	8,095

Net cash earnings adjustments	(15)	(2)	(73)	-	13	107	30

Net profit attributable to owners of Westpac Banking Corporation	3,125	2,157	572	1,086	947	208	8,095

Additional information
Depreciation, amortisation and impairments	(173)	(71)	(78)	(274)	(81)	(467)	(1,144)

Balance Sheet
Total assets	392,495	156,523	34,923	102,380	82,424	110,847	879,592

Total liabilities	212,472	114,137	42,500	126,620	72,078	247,212	815,019

Additions of property and
equipment and intangible assets	363	94	96	88	99	452	1,192

2017			BT
			Financial	Westpac	Westpac			Net cash
	Consumer	Business	Group	Institutional	New	Group		earnings	Income
$m	Bank	Bank	(Australia)	Bank	Zealand	Businesses	Total	adjustment	Statement
Net interest income	7,638	3,885	511	1,328	1,629	713	15,704	(188)	15,516
Non-interest income	813	1,141	1,744	1,707	480	(33)	5,852	434	6,286

Net operating income before operating expenses and impairment charges	8,451	5,026	2,255	3,035	2,109	680	21,556	246	21,802
Operating expenses	(3,378)	(1,818)	(1,199)	(1,351)	(903)	(456)	(9,105)	(329)	(9,434)
Impairment (charges)/benefits	(565)	(343)	(4)	(56)	72	43	(853)	-	(853)

Profit before income tax	4,508	2,865	1,052	1,628	1,278	267	11,598	(83)	11,515
Income tax expense	(1,353)	(862)	(316)	(462)	(361)	(175)	(3,529)	11	(3,518)
Net profit attributable to non-controlling interests	-	-	-	(7)	-	-	(7)	-	(7)

Cash earnings for the year	3,155	2,003	736	1,159	917	92	8,062	(72)	7,990

Net cash earnings adjustments	(116)	(10)	160	-	(14)	(92)	(72)

Net profit attributable to owners of Westpac Banking Corporation	3,039	1,993	896	1,159	903	-	7,990

Additional information
Depreciation, amortisation and impairments1	(335)	(79)	(49)	(206)	(86)	(514)	(1,269)

Balance Sheet
Total assets	377,457	153,078	35,237	103,080	81,285	101,738	851,875

Total liabilities	202,689	111,385	41,431	118,875	71,432	244,721	790,533

Additions of property and
equipment and intangible assets	276	54	93	55	85	442	1,005

1 Comparatives have been revised for consistency.

2016			BT
			Financial	Westpac	Westpac			Net cash
	Consumer	Business	Group	Institutional	New	Group		earnings	Income
$m	Bank	Bank	(Australia)	Bank	Zealand	Businesses	Total	adjustment	Statement
Net interest income	7,268	3,766	460	1,421	1,606	827	15,348	(200)	15,148
Non-interest income	863	1,089	1,908	1,537	483	8	5,888	(51)	5,837

Net operating income before operating expenses and impairment charges	8,131	4,855	2,368	2,958	2,089	835	21,236	(251)	20,985
Operating expenses	(3,312)	(1,774)	(1,184)	(1,374)	(889)	(398)	(8,931)	(286)	(9,217)
Impairment (charges)/benefits	(516)	(386)	-	(177)	(54)	9	(1,124)	-	(1,124)

Profit before income tax	4,303	2,695	1,184	1,407	1,146	446	11,181	(537)	10,644
Income tax expense	(1,292)	(810)	(352)	(421)	(321)	(148)	(3,344)	160	(3,184)
Net profit attributable to
non-controlling interests	-	-	-	(7)	-	(8)	(15)	-	(15)

Cash earnings for the year	3,011	1,885	832	979	825	290	7,822	(377)	7,445

Net cash earnings adjustments	(116)	(10)	(32)	-	2	(221)	(377)

Net profit attributable to owners of Westpac Banking Corporation	2,895	1,875	800	979	827	69	7,445

Additional information
Depreciation, amortisation and impairments	(282)	(65)	(67)	(188)	(102)	(524)	(1,228)

Balance Sheet
Total assets1	359,228	148,904	38,217	110,616	82,071	100,166	839,202

Total liabilities	191,027	106,046	40,792	125,931	72,408	244,817	781,021

Additions of property and
equipment and intangible assets	178	83	88	459	96	417	1,321

1 Total assets for BT Financial Group (Australia) include the equity accounted carrying value of the investment in Pendal Group Limited of $718 million.

Reconciliation of cash earnings to net profit

$m	2018	2017	2016
Cash earnings for the year	8,065	8,062	7,822

Cash earning adjustments:
Adjustments relating to Pendal (BTIM)1	(73)	171	-
Amortisation of intangible assets	(17)	(137)	(158)
Acquisition, transaction and integration expenses	-	-	(15)
Fair value gain/(loss) on economic hedges	126	(69)	(203)
Ineffective hedges	(13)	(16)	9
Treasury shares	7	(21)	(10)

Total cash earnings adjustments	30	(72)	(377)

Net profit attributable to owners of Westpac Banking Corporation	8,095	7,990	7,445

Further details of the above cash earnings adjustments, which are all net of tax, are provided in Divisional performance in Section 2.

Revenue from products and services

Details of revenue from external customers by product or service are disclosed in Notes 3 and 4. No single customer amounted to greater than 10% of the Group’s revenue.

Geographic segments

Geographic segments are based on the location of the office where the following items were recognised:

	2018		2017		2016
	$m	%	$m	%	$m	%
Revenue
Australia	32,696	85.6	32,328	86.2	32,868	87.3
New Zealand	4,406	11.5	4,360	11.6	4,158	11.0
Other overseas2	1,097	2.9	830	2.2	633	1.7

Total	38,199	100.0	37,518	100.0	37,659	100.0

Non-current assets3
Australia	12,271	93.7	12,326	93.8	12,607	93.7
New Zealand	756	5.8	745	5.7	774	5.8
Other overseas2	65	0.5	68	0.5	77	0.5

Total	13,092	100.0	13,139	100.0	13,458	100.0

1     Pendal Group Limited (Pendal), formerly BT Investment Management (BTIM).

2     Other included Pacific Islands, Asia, the Americas and Europe.

3     Non-current assets represent property and equipment and intangible assets.